Employee Future Benefits - Disclosure of Net Defined Benefit Liability (Asset) (Details) - Unfunded Plan One [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	$ 13,704	$ 13,100
Current service cost	50	41
Interest cost	162	239
Actuarial loss (gain) arising from changes in financial assumptions	650	1,068
Benefits paid	(529)	(483)
Impact of foreign exchange rate changes	1,304	(261)
Balances - End of the period	15,341	13,704
Amounts recognized: In net loss	(212)	(280)
Amounts recognized: In other comprehensive loss	(1,954)	(807)
Other Benefit Plans [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balances - Beginning of the period	84	105
Current service cost	4	8
Interest cost	1	2
Actuarial loss (gain) arising from changes in financial assumptions	1	(28)
Benefits paid	(3)
Impact of foreign exchange rate changes	7	(3)
Balances - End of the period	94	84
Amounts recognized: In net loss	(6)	18
Amounts recognized: In other comprehensive loss	$ (7)	$ 3